VOYA SEPARATE PORTFOLIOS TRUST

Voya Investment Grade Credit Fund

(“Fund”)

Supplement dated January 5, 2018

to the Fund’s

Class A, Class, I, Class P, and Class W Prospectus,

Class R6 Prospectus, Class SMA Prospectus, and Class T Prospectus

(each a “Prospectus” and collectively the “Prospectuses”),

and related Statement of Additional Information (“SAI),

each dated July 31, 2017

Effective December 1, 2017, Kurt Kringelis no longer serves as a portfolio manager for the Fund. The Fund’s Prospectuses and SAI are hereby revised as follows:

1.	All references to Kurt Kringelis as a portfolio manager for the Fund are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Anil Katarya, CFA	Travis King
Portfolio Manager (since 05/13)	Portfolio Manager (since 05/13)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE